Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories

	June 30, 2026	December 31, 2025
Inventories consist of the following
Raw materials	$1,307,005	$571,100
Work in process	1,179	—
Finished goods	776,969	—
Inventory gross	2,085,153	571,100
Less: Allowance	(372,967)	(114,200)
Inventory	$1,712,186	$456,900

	Year ended December 31
	2025	2024
Inventories consist of the following:
Raw materials	$571,100	$428,000
Finished goods	—	7,000
Inventory gross	571,100	435,000
Less: Allowance	(114,200)	(85,400)
Inventory	$456,900	$349,600